Annual Fund Operating Expenses - Clearwater Core Equity Fund - Clearwater Core Equity Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.90%
Other Expenses	none
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.90%